Witherspoon Managed Futures Strategy Fund
Witherspoon Managed Futures Strategy Fund

Witherspoon Managed Futures Strategy Fund

Class I Shares (Symbol: CTAIX)

Class A Shares (Symbol: CTAAX)

Supplement dated April 22, 2013
to the Prospectus dated January 18, 2013, as supplemented

__________________________________________

In the Fee Table, under the heading “Fees and Expenses of the Fund,” the disclosure with respect to the 1.00% Maximum Deferred Sales Charge (Load) for Class A shares is deleted.  There is no Maximum Deferred Sales Charge (Load) for Class A shares.  As a result, the Fee Table has been revised and replaced in its entirety with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load)	None	None
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.40%	1.40%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%
Other Expenses(1)	0.30%	0.30%
Acquired Fund Fees and Expenses	0.15%	0.15%
Total Annual Fund Operating Expenses	2.10%	1.85%

(1)

These expenses are based on estimated amounts for the Fund’s current fiscal year.  Other Expenses do not include the costs of investing in Underlying Pools, like commodity pools. The Fund estimates that Underlying Pool expenses, if presented, would be 1.100.83%, which would be in addition to the Fund’s Total Annual Fund Operating Expenses.  This would result in total annual operating expenses of 3.20% and 2.95% for Class A and Class I shares, respectively.  Underlying Pools pay performance fees estimated to range from 20% to 30% of an Underlying Pool’s profits.  Because performance-based fees cannot be meaningfully estimated, they are not included.  The expenses of the Fund’s wholly- owned Subsidiary are consolidated with those of the Fund and are not presented as a separate expense.

(2)

Pursuant to an operating expense limitation agreement between Witherspoon Asset  Management LLC, (the “Adviser”) and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies or underlying pools in which the Fund may invest, or extraordinary expenses such as litigation) for the Fund do not exceed 1.99% and 1.74% of the Fund’s average net assets, for Class A and Class I shares respectively, through March 31, 2014, subject thereafter to annual re-approval of the agreement by the Trust’s Board of Trustees (the “Board of Trustees”).  This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees.  The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid.  The Adviser is permitted to seek reimbursement from the Fund for the prior three fiscal years, as long as the reimbursement does not cause the Fund’s operating expenses to exceed the expense cap.

The disclosure under the heading “Portfolio Holdings Information” is hereby deleted in its entirety and replaced with the following:

A description of the Fund's policies regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information. The Fund may, from time to time, make available month-end portfolio holdings information on the website www.witherspoonfunds.com, which may include information about the Fund's investments in securities of Underlying Pools, swaps, structured notes or other investments, and the investment managers accessed through such investments. If month-end portfolio holdings information is posted to the website, the information is expected to be posted approximately 10 business days or sooner after the month-end and remain available until new information for the next month is posted. Shareholders may request portfolio holdings schedules at no charge by calling 1-855-754-7934.

_________________________

This Supplement and the existing Prospectus and Statement of Additional Information dated January 18, 2013, as supplemented, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information have been filed with the U.S. Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-855-754-7934.

In the Fee Table, under the heading “Fees and Expenses of the Fund,” the disclosure with respect to the 1.00% Maximum Deferred Sales Charge (Load) for Class A shares is deleted. There is no Maximum Deferred Sales Charge (Load) for Class A shares. As a result, the Fee Table has been revised and replaced in its entirety with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Witherspoon Managed Futures Strategy Fund	Witherspoon Managed Futures Strategy Fund Class A Shares	Witherspoon Managed Futures Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Witherspoon Managed Futures Strategy Fund		Witherspoon Managed Futures Strategy Fund Class A Shares	Witherspoon Managed Futures Strategy Fund Class I Shares
Management Fees		1.40%	1.40%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses	[1]	0.30%	0.30%
Acquired Fund Fees and Expenses		0.15%	0.15%
Total Annual Fund Operating Expenses	[2]	2.10%	1.85%
[1]	These expenses are based on estimated amounts for the Funds current fiscal year. Other Expenses do not include the costs of investing in Underlying Pools, like commodity pools. The Fund estimates that Underlying Pool expenses, if presented, would be 1.100.83%, which would be in addition to the Funds Total Annual Fund Operating Expenses. This would result in total annual operating expenses of 3.20% and 2.95% for Class A and Class I shares, respectively. Underlying Pools pay performance fees estimated to range from 20% to 30% of an Underlying Pools profits. Because performance-based fees cannot be meaningfully estimated, they are not included. The expenses of the Funds wholly- owned Subsidiary are consolidated with those of the Fund and are not presented as a separate expense.
[2]	Pursuant to an operating expense limitation agreement between Witherspoon Asset Management LLC, (the Adviser) and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies or underlying pools in which the Fund may invest, or extraordinary expenses such as litigation) for the Fund do not exceed 1.99% and 1.74% of the Funds average net assets, for Class A and Class I shares respectively, through March 31, 2014, subject thereafter to annual re-approval of the agreement by the Trusts Board of Trustees (the Board of Trustees). This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid. The Adviser is permitted to seek reimbursement from the Fund for the prior three fiscal years, as long as the reimbursement does not cause the Funds operating expenses to exceed the expense cap.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 22, 2013
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST II
Central Index Key	dei_EntityCentralIndexKey	0001518042
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlf
Document Creation Date	dei_DocumentCreationDate	Apr 22, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr 22, 2013
Prospectus Date	rr_ProspectusDate	Apr 22, 2013
Witherspoon Managed Futures Strategy Fund | Witherspoon Managed Futures Strategy Fund Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CTAAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.10%	[2]
Witherspoon Managed Futures Strategy Fund | Witherspoon Managed Futures Strategy Fund Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CTAIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.85%	[2]
Witherspoon Managed Futures Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Witherspoon Managed Futures Strategy Fund
Supplement [Text Block]	nlf_SupplementTextBlock

Witherspoon Managed Futures Strategy Fund

Class I Shares (Symbol: CTAIX)

Class A Shares (Symbol: CTAAX)

Supplement dated April 22, 2013
to the Prospectus dated January 18, 2013, as supplemented

__________________________________________

In the Fee Table, under the heading “Fees and Expenses of the Fund,” the disclosure with respect to the 1.00% Maximum Deferred Sales Charge (Load) for Class A shares is deleted.  There is no Maximum Deferred Sales Charge (Load) for Class A shares.  As a result, the Fee Table has been revised and replaced in its entirety with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load)	None	None
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.40%	1.40%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%
Other Expenses(1)	0.30%	0.30%
Acquired Fund Fees and Expenses	0.15%	0.15%
Total Annual Fund Operating Expenses	2.10%	1.85%

(1)

These expenses are based on estimated amounts for the Fund’s current fiscal year.  Other Expenses do not include the costs of investing in Underlying Pools, like commodity pools. The Fund estimates that Underlying Pool expenses, if presented, would be 1.100.83%, which would be in addition to the Fund’s Total Annual Fund Operating Expenses.  This would result in total annual operating expenses of 3.20% and 2.95% for Class A and Class I shares, respectively.  Underlying Pools pay performance fees estimated to range from 20% to 30% of an Underlying Pool’s profits.  Because performance-based fees cannot be meaningfully estimated, they are not included.  The expenses of the Fund’s wholly- owned Subsidiary are consolidated with those of the Fund and are not presented as a separate expense.

(2)

Pursuant to an operating expense limitation agreement between Witherspoon Asset  Management LLC, (the “Adviser”) and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies or underlying pools in which the Fund may invest, or extraordinary expenses such as litigation) for the Fund do not exceed 1.99% and 1.74% of the Fund’s average net assets, for Class A and Class I shares respectively, through March 31, 2014, subject thereafter to annual re-approval of the agreement by the Trust’s Board of Trustees (the “Board of Trustees”).  This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees.  The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid.  The Adviser is permitted to seek reimbursement from the Fund for the prior three fiscal years, as long as the reimbursement does not cause the Fund’s operating expenses to exceed the expense cap.

The disclosure under the heading “Portfolio Holdings Information” is hereby deleted in its entirety and replaced with the following:

A description of the Fund's policies regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information. The Fund may, from time to time, make available month-end portfolio holdings information on the website www.witherspoonfunds.com, which may include information about the Fund's investments in securities of Underlying Pools, swaps, structured notes or other investments, and the investment managers accessed through such investments. If month-end portfolio holdings information is posted to the website, the information is expected to be posted approximately 10 business days or sooner after the month-end and remain available until new information for the next month is posted. Shareholders may request portfolio holdings schedules at no charge by calling 1-855-754-7934.

_________________________

This Supplement and the existing Prospectus and Statement of Additional Information dated January 18, 2013, as supplemented, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information have been filed with the U.S. Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-855-754-7934.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

In the Fee Table, under the heading “Fees and Expenses of the Fund,” the disclosure with respect to the 1.00% Maximum Deferred Sales Charge (Load) for Class A shares is deleted. There is no Maximum Deferred Sales Charge (Load) for Class A shares. As a result, the Fee Table has been revised and replaced in its entirety with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	These expenses are based on estimated amounts for the Fund’s current fiscal year.
Expenses Other Expenses Had Extraordinary Expenses Been Included [Text]	rr_ExpensesOtherExpensesHadExtraordinaryExpensesBeenIncluded

Other Expenses do not include the costs of investing in Underlying Pools, like commodity pools. The Fund estimates that Underlying Pool expenses, if presented, would be 1.100.83%, which would be in addition to the Fund’s Total Annual Fund Operating Expenses. This would result in total annual operating expenses of 3.20% and 2.95% for Class A and Class I shares, respectively. Underlying Pools pay performance fees estimated to range from 20% to 30% of an Underlying Pool’ profits. Because performance-based fees cannot be meaningfully estimated, they are not included. The expenses of the Fund’s wholly- owned Subsidiary are consolidated with those of the Fund and are not presented as a separate expense.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-754-7934
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.witherspoonfunds.com

[1]	These expenses are based on estimated amounts for the Funds current fiscal year. Other Expenses do not include the costs of investing in Underlying Pools, like commodity pools. The Fund estimates that Underlying Pool expenses, if presented, would be 1.100.83%, which would be in addition to the Funds Total Annual Fund Operating Expenses. This would result in total annual operating expenses of 3.20% and 2.95% for Class A and Class I shares, respectively. Underlying Pools pay performance fees estimated to range from 20% to 30% of an Underlying Pools profits. Because performance-based fees cannot be meaningfully estimated, they are not included. The expenses of the Funds wholly- owned Subsidiary are consolidated with those of the Fund and are not presented as a separate expense.
[2]	Pursuant to an operating expense limitation agreement between Witherspoon Asset Management LLC, (the Adviser) and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies or underlying pools in which the Fund may invest, or extraordinary expenses such as litigation) for the Fund do not exceed 1.99% and 1.74% of the Funds average net assets, for Class A and Class I shares respectively, through March 31, 2014, subject thereafter to annual re-approval of the agreement by the Trusts Board of Trustees (the Board of Trustees). This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid. The Adviser is permitted to seek reimbursement from the Fund for the prior three fiscal years, as long as the reimbursement does not cause the Funds operating expenses to exceed the expense cap.